CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 16,543,610	$ 14,350,959
Restricted cash	4,484,487	2,037,041
Short-term investments	2,132,706	2,234,078
Accounts receivable, net	15,644,701	15,974,676
Accounts receivable-due from a related party	8,498,381	11,227,799
Inventories, net	14,245,898	12,143,316
Prepaid expenses and other current assets, net	4,379,431	964,194
Other receivables-due from related parties	3,713	598,467
Total current assets	65,932,927	59,530,530
Non-current assets
Property, plant and equipment, net	13,098,045	12,271,875
Intangible assets, net	144,361	97,433
Operating lease right-of-use assets	3,309,694	3,574,775
Long-term investment	1,786,703	3,706,080
Deferred tax assets, net	95,926
Other non-current assets	630,674	347,569
Total non-current assets	19,065,403	19,997,732
TOTAL ASSETS	84,998,330	79,528,262
Current liabilities
Accounts payable	15,369,397	18,233,194
Notes payable	3,781,226	3,803,926
Income tax payable	3,906,101	3,431,262
Accrued expenses and other current liabilities	3,650,004	3,583,457
Other payables-due to related parties	2,659,954	2,322,224
Operating lease liabilities, current	726,186	726,152
Total current liabilities	30,092,868	32,100,215
Non-current liabilities
Operating lease liabilities, non-current	2,592,046	2,876,209
Deferred tax liabilities	658,971	957,610
Total non-current liabilities	3,251,017	3,833,819
TOTAL LIABILITIES	33,343,885	35,934,034
Shareholders’ equity
Common stock value		1,063
Additional paid-in capital	10,372,982	8,977,814
Statutory surplus reserves	2,662,115	2,662,115
Retained earnings	37,378,247	32,132,905
Accumulated other comprehensive (loss)/income	1,004,477	(304,868)
Total ZJK Industrial Co., Ltd. shareholders’ equity	51,418,892	43,469,029
Non-controlling interests	235,553	125,199
Total shareholders’ equity	51,654,445	43,594,228
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	84,998,330	79,528,262
Class A Ordinary Shares [Member]
Shareholders’ equity
Common stock value	921
Class B Ordinary Shares [Member]
Shareholders’ equity
Common stock value	$ 150